Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-term debt

	December 31, 2011	December 31, 2010
Funding program loans from European Investment Bank:
0.58% due 2014, floating interest rate at Libor + 0.017%	60	80
0.44% due 2015, floating interest rate at Libor + 0.026%	37	47
0.48% due 2016, floating interest rate at Libor + 0.052%	97	116
0.89% due 2016, floating interest rate at Libor + 0.317%	129	155
0.65% due 2016, floating interest rate at Libor + 0.213%	143	171
Other funding program loans:
0.53% (weighted average), due 2012-2018, fixed interest rate	10	12
Capital leases:
4.52% (weighted average), due 2012-2017, fixed interest rate	9	11
Senior Bonds:
1.82%, due 2013, floating interest rate at Euribor + 0.40%	453	569
Convertible debt:
1.50% convertible bonds due 2016	221	534

Total long-term debt	1,159	1,695
Less current portion (excluding short term borrowings of $400 million described below)	(333)	(645)

Total long-term debt, less current portion	826	1,050

Long-term debt denominated by currencies

	December 31, 2011	December 31, 2010
U.S. dollar	694	1,113
Euro	465	582
Total	1,159	1,695

Total long-term debt outstanding maturities

December 31, 2011
2012	333
2013	561
2014	106
2015	84
2016	74
Thereafter	1

Total	1,159